Corporate Transactions	12 Months Ended
Dec. 31, 2023
Corporate Transactions [Abstract]
Corporate Transactions	CORPORATE TRANSACTIONS
(a)Sale of Mercedes
On April 21, 2022, the Company completed the sale of Mercedes to Bear Creek (the “Mercedes Transaction”) for the following consideration:
•$75.0 million in cash received on closing of the Mercedes Transaction;
•$25.0 million in cash receivable on or before October 21, 2022 (the “Deferred Payment”) (note 11(a));
•24.7 million common shares of Bear Creek, representing approximately 16.6% of the issued and outstanding common shares of Bear Creek at the time of closing the Mercedes Transaction; and
•a 2% net smelter return (“NSR”) on production from Mercedes (the “Mercedes NSR”).

The fair value of the consideration received totaled $135.4 million which included the fair values of the cash payment received on closing, the amount receivable of $24.6 million, the equity interest in Bear Creek of $23.3 million, the Mercedes NSR of $9.9 million and a working capital adjustment of $2.6 million. The fair value of the Bear Creek common shares received was determined based on Bear Creek’s quoted common share price of C$1.18 per share on the date of disposition. The fair value of the Mercedes NSR was estimated using a discounted cash flow model.
The equity interest in Bear Creek received as consideration for the sale is included within marketable securities and measured at FVOCI with changes in fair value recognized in OCI. On initial recognition, the Mercedes NSR was recognized as mineral properties. The Mercedes NSR was subsequently sold on June 28, 2022 (note 5(b)).
5.    CORPORATE TRANSACTIONS (CONTINUED)
(a)Sale of Mercedes (continued)
The Company recognized a loss on sale of $7.0 million in other income (expense) for the year ended December 31, 2022, which represents the difference between the fair value of the consideration received, net of transaction costs of $3.8 million, and the carrying amounts of the assets and liabilities derecognized and the cumulative foreign currency translation gain of $1.6 million reclassified from accumulated other comprehensive income to net loss related to certain subsidiaries disposed of which had a functional currency other than the US dollar.
The carrying amounts of the assets and liabilities of Mercedes derecognized on April 21, 2022 were as follows:

Cash and cash equivalents	$16,250
Trade and other receivables	2,144
Inventories	11,468
Mineral properties, plant and equipment	188,998
Other assets	1,308
Total assets	220,168

Accounts payable and accrued liabilities	(13,522)
Derivative liabilities	(34,552)
Reclamation and closure cost provisions	(11,531)
Deferred income tax liabilities	(18,084)
Other liabilities	(2,324)
Total liabilities	(80,013)
Net assets	$140,155
The derivative liabilities related to a gold prepay and silver stream arrangement with a third party (the “Stream Arrangement”) which required the Company to deliver 1,000 ounces of gold quarterly for a total of 9,000 ounces. In addition, the Company was required to deliver 100% of the silver production from Mercedes until the delivery of 3.8 million ounces, and 30% of silver production thereafter at a price equal to 20% of the prevailing silver price at the time of delivery, subject to an annual minimum of 300,000 ounces of silver until 2.1 million ounces of silver in aggregate have been delivered. At April 21, 2022, the date of disposition, the Company had delivered 3,600 ounces of gold and 309,077 ounces of silver towards the Stream Arrangement. As part of the Mercedes Transaction, Bear Creek assumed the outstanding obligation under the Stream Arrangement.
The changes in the carrying amount of the Stream Arrangement derivative liabilities prior to disposition were as follows:

Balance – December 31, 2021	$39,986
Gold and silver delivered	(6,119)
Change in fair value	685
Balance – April 21, 2022	$34,552
(b)Sale of royalty interests and other assets
On June 28, 2022, the Company completed the sale of a portfolio of royalty interests and other assets to Sandbox in exchange for 51.9 million common shares of Sandbox, representing a 35% interest at the time of closing with a total fair value of $28.4 million (the “Sandbox Transaction”). The fair value of the Sandbox common shares received was determined based on the concurrent private placement common share price of C$0.70 per share.
5.    CORPORATE TRANSACTIONS (CONTINUED)
(b)Sale of royalty interests and other assets (continued)
The Company recognized a gain on sale of $8.5 million in other income (expense) for the year ended December 31, 2022, which represents the difference between the fair value of the consideration received, net of transaction costs, and the carrying amounts of the assets derecognized. The carrying amounts of the assets derecognized on disposition were as follows:

Cash	$2,327
Other current receivables	2,109
Mineral properties	15,220
$19,656
The portfolio sold mainly comprised the Mercedes NSR (note 5(a)) and a 1% NSR royalty on production from the Pilar mine in Brazil (“Pilar”) which was sold by the Company in April 2021, which were recognized as mineral properties, and certain cash received and receivable from a previous asset sale.
The Company’s equity interest in Sandbox is accounted for as an investment in associate (note 10(a)).